SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Uxin Limited	$ (27,991)	¥ (204,312)		¥ (372,387)	¥ (137,157)
Deemed dividend to preferred shareholders due to triggering of a down round feature | ¥				(2,060,254)	(755,635)
Net loss attributable to ordinary shareholders	$ (27,991)	¥ (204,312)		¥ (2,432,641)	¥ (892,792)
Denominator:
Number of ordinary shares outstanding at the beginning of the period	56,381,481,399	56,381,481,399		1,410,826,415	1,186,854,720
Weighted average number of ordinary shares issued	6,137,059	6,137,059		754,367,970	151,885,463
Weighted average number of vested penny options	29,241,834	29,241,834		20,169,250	5,796,382
Weighted average number of unissued shares relating to the Performance Awards (Note 18)	327,882,355	327,882,355
Weighted average number of ordinary shares outstanding - basic	56,744,742,647	56,744,742,647	1,430,901,818	2,185,363,635	1,344,536,565
Net loss per share attributable to ordinary shareholders, basic | (per share)	$ (0.00)	¥ (0.00)	¥ (0.35)	¥ (1.11)	¥ (0.66)
Numerator:
Diluted net loss attributable to ordinary shareholders | ¥		¥ (204,312)		¥ (2,432,641)	¥ (892,792)
Denominator:
Weighted average number of ordinary shares outstanding – diluted	56,744,742,647	56,744,742,647	1,430,901,818	2,185,363,635	1,344,536,565
Net loss per share attributable to ordinary shareholders, diluted | (per share)	$ (0.00)	¥ (0.00)	¥ (0.35)	¥ (1.11)	¥ (0.66)